FAIR VALUE OF INVESTMENTS - Schedule of Investments Carried at Fair Value (Details) - EBP 039 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 163,563,000	$ 120,649,724
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	163,285,321	120,355,499
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	277,679	294,225
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Short-term investments
EBP, Investment, Fair Value and NAV [Line Items]
Total	277,679	294,225
Short-term investments | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Short-term investments | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	277,679	294,225
Short-term investments | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
RTX common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	22,628,626	14,780,221
RTX common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	22,628,626	14,780,221
RTX common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
RTX common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	140,656,695	105,575,278
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	140,656,695	105,575,278
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 0	$ 0